INCOME TAXES (Narratives) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 31, 2015 CNY (¥)
Schedule Of Income Tax [Line Items]
Chinese statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Total deferred tax assets				¥ 18,378			¥ 10,547
Net deferred tax assets recognized by subsidiary		¥ 7,308
Tax loss carryforwards							155,472
Unrecognized tax benefits of loss making subsidiaries		¥ 14,264
Interest and penalty expense | $	$ 0		$ 0		$ 0
Statute of limitations period due to computational errors	3 years	3 years
Statute of limitations period due to computational errors under special circumstances	5 years	5 years
Income tax examination, statute of limitations period, transfer pricing adjustment	10 years	10 years
Minimum [Member]
Schedule Of Income Tax [Line Items]
Income tax examination, underpayment of taxes amount under special circumstances	$ 15						100
Standard [Member] | Maximum [Member]
Schedule Of Income Tax [Line Items]
Withholding tax rate	10.00%	10.00%
Tax Arrangement [Member]
Schedule Of Income Tax [Line Items]
Withholding tax rate	10.00%	10.00%	10.00%	10.00%	10.00%	5.00%
Percentage of beneficial interest owned	25.00%	25.00%
Expire by end of 2016 [Member]
Schedule Of Income Tax [Line Items]
Tax loss carryforwards							7,629
Expire by end of 2017 [Member]
Schedule Of Income Tax [Line Items]
Tax loss carryforwards							12,789
Expire by end of 2018 [Member]
Schedule Of Income Tax [Line Items]
Tax loss carryforwards							25,093
Expire by end of 2019 [Member]
Schedule Of Income Tax [Line Items]
Tax loss carryforwards							62,674
Expire by end of 2020 [Member]
Schedule Of Income Tax [Line Items]
Tax loss carryforwards							47,287
Net Operating Loss Carryforwards Expiring Between Twenty Eighteen and Twenty Nineteen [Member]
Schedule Of Income Tax [Line Items]
Net deferred tax assets related to loss carryforwards							1,094
Tax loss carryforwards							¥ 4,377
Shenzhen Nepstar Pharmaceutical Co., Ltd. (Nepstar Pharmaceutical) [Member]
Schedule Of Income Tax [Line Items]
Loss from the waiver of debts with related parties				¥ 29,180